UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/08

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            03/31/08


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	$569154
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1560 40721.00 SH       SOLE                 40721.00
Adobe Systems Inc              COM              00724F101     9444 265355.00SH       SOLE                265355.00
Aflac Inc                      COM              001055102    22261 342735.00SH       SOLE                342735.00
Alliance Resource Partners     COM              01877R108      273  7800.00 SH       SOLE                  7800.00
American Int'l Group           COM              026874107      379  8773.00 SH       SOLE                  8773.00
Amphenol Corporation           COM              032095101      258  6925.00 SH       SOLE                  6925.00
Apache Corp                    COM              037411105    27472 227383.00SH       SOLE                227383.00
BP Amoco Plc Sponsored Adr     COM              055622104      223  3669.00 SH       SOLE                  3669.00
Bank of America Corp           COM              060505104    13083 345111.00SH       SOLE                345111.00
Berkshire Hills Bancorp        COM              084680107      452 17925.00 SH       SOLE                 17925.00
Boeing Co                      COM              097023105      200  2695.00 SH       SOLE                  2695.00
Bristol Myers Squibb           COM              110122108      487 22874.00 SH       SOLE                 22874.00
Canadian National Railway      COM              136375102     1472 30455.00 SH       SOLE                 30455.00
Chevron Corp                   COM              166764100      656  7684.00 SH       SOLE                  7684.00
Cisco                          COM              17275R102    20170 837293.00SH       SOLE                837293.00
Citigroup Inc                  COM              172967101    11467 535324.00SH       SOLE                535324.00
Coca Cola Co                   COM              191216100    26469 434844.00SH       SOLE                434844.00
ConocoPhillips                 COM              20825C104    20245 265652.00SH       SOLE                265652.00
Costco Warehouse Corp          COM              22160K105    11852 182430.00SH       SOLE                182430.00
Dominion Resources Inc         COM              25746U109      261  6395.00 SH       SOLE                  6395.00
Dow Chemical Co                COM              260543103      368 10000.00 SH       SOLE                 10000.00
Duke Energy Corp               COM              26441C105      292 16340.00 SH       SOLE                 16340.00
Dupont                         COM              263534109      250  5350.00 SH       SOLE                  5350.00
EMC Corp                       COM              268648102    15569 1085712.00SH      SOLE               1085712.00
ExxonMobil Corp                COM              30231G102    29617 350162.00SH       SOLE                350162.00
General Dynamics Corp          COM              369550108      330  3955.00 SH       SOLE                  3955.00
General Electric               COM              369604103    29872 807128.00SH       SOLE                807128.00
Glaxosmithkline Adr            COM              37733W105     6225 146704.00SH       SOLE                146704.00
Google Inc-CL A                COM              38259P508    13089 29715.00 SH       SOLE                 29715.00
Hampden Bancorp, Inc           COM              40867E107      118 11200.00 SH       SOLE                 11200.00
IBM                            COM              459200101      747  6489.00 SH       SOLE                  6489.00
IShares Biotech                COM              464287556    22709 299669.00SH       SOLE                299669.00
Intel Corp                     COM              458140100     3675 173514.00SH       SOLE                173514.00
Intuit Inc                     COM              461202103    12588 466055.00SH       SOLE                466055.00
Johnson & Johnson              COM              478160104    25581 394341.00SH       SOLE                394341.00
Kinder Morgan Energy           COM              494550106      320  5850.00 SH       SOLE                  5850.00
Legend Mobile Inc              COM              524927100        0 25000.00 SH       SOLE                 25000.00
Maine & Maritime Corp          COM              560377103      208  7500.00 SH       SOLE                  7500.00
Manulife Financial Corp        COM              56501R106      499 13135.00 SH       SOLE                 13135.00
Marriott Intl Cl A             COM              571903202     9598 279336.00SH       SOLE                279336.00
McDonald's Corp                COM              580135101    14743 264345.00SH       SOLE                264345.00
Merck & Co Inc                 COM              589331107      226  5950.00 SH       SOLE                  5950.00
Microsoft Corp                 COM              594918104    18857 664432.00SH       SOLE                664432.00
Minnesota Mng & Mfg            COM              88579Y101    12525 158245.00SH       SOLE                158245.00
Monsanto                       COM              61166W101      211  1894.00 SH       SOLE                  1894.00
National Healthcare            COM              636328106        6 30000.00 SH       SOLE                 30000.00
Nokia Corp Sponsored ADR       COM              654902204    11081 348121.00SH       SOLE                348121.00
Northeast Utilities            COM              664397106      318 12943.00 SH       SOLE                 12943.00
Novartis Sponsored Adr         COM              66987V109    11496 224395.00SH       SOLE                224395.00
Nucor Corporation              COM              670346105    10750 158700.00SH       SOLE                158700.00
Occidental Petroleum Co        COM              674599105      234  3200.00 SH       SOLE                  3200.00
Paychex Inc                    COM              704326107    12040 351425.00SH       SOLE                351425.00
Pengrowth Energy               COM              706902509      294 15410.00 SH       SOLE                 15410.00
Peoples United Fin'l Inc       COM              712704105      474 27405.00 SH       SOLE                 27405.00
Pfizer Inc                     COM              717081103      697 33293.00 SH       SOLE                 33293.00
Phillip Morris International,  COM              718172109      341  6733.00 SH       SOLE                  6733.00
Pinnacle West Cap              COM              723484101      204  5825.00 SH       SOLE                  5825.00
Pnc Finl Svcs Group            COM              693475105      311  4750.00 SH       SOLE                  4750.00
Powershares Global Water Pt.   COM              73935X575      481 25000.00 SH       SOLE                 25000.00
Procter & Gamble               COM              742718109    21487 306648.00SH       SOLE                306648.00
Progress Energy Inc            COM              743263105      282  6765.00 SH       SOLE                  6765.00
Progressive Corporation        COM              743315103     6727 418635.00SH       SOLE                418635.00
Republic Services, Inc.        COM              760759100      595 20353.00 SH       SOLE                 20353.00
Southern Co                    COM              842587107     1126 31630.00 SH       SOLE                 31630.00
Southwest Airlines             COM              844741108     6061 488810.00SH       SOLE                488810.00
Spdr Tr Unit Ser 1             COM              78462F103     6346 48088.00 SH       SOLE                 48088.00
Staples Inc                    COM              855030102      388 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867229106     1293 13415.00 SH       SOLE                 13415.00
TCF Financial Corp             COM              872275102      241 13425.00 SH       SOLE                 13425.00
Target Corp                    COM              87612E106     6723 132655.00SH       SOLE                132655.00
Technology Sector              COM              81369Y803     3798 169560.00SH       SOLE                169560.00
Textron Inc                    COM              883203101      216  3900.00 SH       SOLE                  3900.00
Thomas & Betts Corp            COM              884315102     5531 152070.00SH       SOLE                152070.00
Toll Bros Inc                  COM              889478103      943 40145.00 SH       SOLE                 40145.00
US Natural Gas Fund            COM              912318102      242  5000.00 SH       SOLE                  5000.00
United Parcel Svc Cl B         COM              911312106    15163 207660.00SH       SOLE                207660.00
United Technologies            COM              913017109     2883 41885.00 SH       SOLE                 41885.00
Verizon Communications         COM              92343V104      519 14236.00 SH       SOLE                 14236.00
Vista Gold                     COM              927926303       84 19076.00 SH       SOLE                 19076.00
WW Wrigley                     COM              982526105    20024 318652.00SH       SOLE                318652.00
Wal-Mart Stores Inc            COM              931142103     2954 56079.00 SH       SOLE                 56079.00
Waypoint Biomedical Holdings   COM              946755204        1 32000.00 SH       SOLE                 32000.00
Wells Fargo & Co               COM              949746101    11530 396220.00SH       SOLE                396220.00
Xcel Energy Inc                COM              98389B100      293 14710.00 SH       SOLE                 14710.00
IShares Lehman Aggregate Bond  ETF              464287226      396  3855.00 SH       SOLE                  3855.00
Ishares Lehman 1-3 Yr Tr       ETF              464287457     1489 17675.00 SH       SOLE                 17675.00
Ishares Lehman 7-10Yr Tr       ETF              464287440      263  2865.00 SH       SOLE                  2865.00
Vanguard Total Bond Mkt        ETF              921937835      365  4670.00 SH       SOLE                  4670.00